COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) decatherms	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation		$ 38,361	$ 11,910	$ 7,860
Long term purchase commitment, Amount		$ 15,889	$ 5,959	$ 6,337
Contractual obligation, Per month amount	$ 158				$ 158
Contract terms		September 2030	September 2030
Notice period for contract termination		12 months	12 months
Initial period after which notice period for contract termination occurs		10 years	10 years
Long-term purchase commitment, Minimum quantity required | decatherms	15,000
Committed secured financing on equipment amount		$ 23,526